Earnings per share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Unvested restricted stock (in shares)	2,754,000	4,051,509	2,754,000	4,051,509	4,135,620
Number of shares excluded from diluted shares outstanding (in shares)	1,000	0	1,000	0